RELATED PARTY TRANSACTIONS, Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Zhejiang RAP [Member]
Material Related Party Transactions [Abstract]
Interest income from a related party		$ 23,114	$ 69,523	$ 53,093
Devirra Group [Member]
Material Related Party Transactions [Abstract]
Purchase of raw materials from related parties		0	0	1,002,086
Zhejiang Zhongchai [Member]
Material Related Party Transactions [Abstract]
Purchase of raw materials from related parties		0	0	393,277
Jiangsu Rongyuan [Member]
Material Related Party Transactions [Abstract]
Purchase of raw materials from related parties		24,799	0	560,120
Hangzhou Hezhe Energy Technology Co., Ltd [Member]
Material Related Party Transactions [Abstract]
Purchase of raw materials from related parties		1,219,621	0	0
Shanghai Hengyu [Member]
Material Related Party Transactions [Abstract]
Consulting service provided by a related party		29,919	107,905	121,596
Mr. Yeung Heung Yeung [Member]
Material Related Party Transactions [Abstract]
Interest expense on loans provided by related parties		132,000	96,559	0
Mr. Zhong Wei [Member]
Material Related Party Transactions [Abstract]
Interest expense on loans provided by related parties		6,039	109,726	71,019
Others [Member]
Material Related Party Transactions [Abstract]
Interest expense on loans provided by related parties		40,005	72,483	52,466
Yan Yinjing [Member]
Material Related Party Transactions [Abstract]
Reclassification of loan payable from due to a related party to other current liabilities	[1]	$ 0	$ 143,153	$ 0

[1]	Yan Yinjing is the immediate family of Mr. David Ming He, former acting Chief Financial Officer of Cenntro until November 2020. Therefore, the loan payable to Ms. Yan Yinjing has been reclassified to accrued expense and other current liabilities as of December 31, 2020.